UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3445

The Merger Fund
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Frederick W. Green
The Merger Fund
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2009

Item 1. Reports to Stockholders.

THE
  MERGER
       FUND®

SEMI-ANNUAL REPORT

MARCH 31, 2009

Chart 1	Chart 2

PORTFOLIO COMPOSITION	PORTFOLIO COMPOSITION
By Type of Deal*	By Type of Buyer*

Chart 3

PORTFOLIO COMPOSITION
By Deal Terms*

* Data expressed as a percentage of long equity positions as of March 31, 2009

Chart 4

PORTFOLIO COMPOSITION
By Sector*

Chart 5

PORTFOLIO COMPOSITION
By Region*

* Data expressed as a percentage of long equity positions as of March 31, 2009

Chart 6

MERGER ACTIVITY
1999 – 2009

Source: Securities Data Corp.

The Merger Fund
EXPENSE EXAMPLE
March 31, 2009
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) redemption fees and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 for the period 10/01/08 – 3/31/09.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, a $15.00 fee will be charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 calendar days after you purchase them.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses,  and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/01/08	Value 3/31/09	Period 10/01/08-3/31/09*
Actual + (1)	$1,000.00	$1,017.60	$15.04
Hypothetical ++ (2)	$1,000.00	$1,010.02	$14.98

+	Excluding interest expense, borrowing expense on securities sold short and dividends on securities sold short, your actual cost of investment in the Fund would be $7.70.
++	Excluding interest expense, borrowing expense on securities sold short and dividends on securities sold short, your hypothetical cost of investment in the Fund would be $7.70.
(1)	Ending account values and expenses paid during period based on a 1.76% return. This actual return is net of expenses.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 2.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Merger Fund
SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

Shares		Value

COMMON STOCKS — 46.44%
	ACQUISITION CORPORATIONS — 6.14%
589,000	Alternative Asset Management Acquisition Corp. (a)	$5,672,070
300,000	BPW Acquisition Corp. (a)	2,808,000
1,911,400	GHL Acquisition Corp. (a)	17,909,818
885,500	Hicks Acquisition Co. 1 Inc. (a)	8,341,410
1,074,900	Liberty Acquisition Holdings Corp. (a)(e)	9,437,622
687,203	Liberty International Acquisition Company (a)(e)	8,107,620
2,196,600	Sapphire Industrials Corp. (a)(b)	20,933,598
676,100	Triplecrown Acquisition Corp. (a)	6,335,057
489,000	Victory Acquisition Corporation (a)	4,841,100
		84,386,295
	AEROSPACE & DEFENSE — 0.62%
201,800	Axsys Technologies, Inc. (a)	8,483,672

	BIOTECHNOLOGY — 1.05%
155,739	Crucell NV — ADR (a)(e)	3,069,616
570,400	CV Therapeutics (a)	11,339,552
		14,409,168
	CABLE & SATELLITE TV — 0.92%
895,300	Comcast Corporation Class A	11,522,511
56,700	Liberty Media Corporation Series A (a)	1,131,165
		12,653,676
	COMMODITY CHEMICALS — 0.87%
2,081,900	NOVA Chemicals Corp.	11,991,744

	COMMUNICATIONS EQUIPMENT — 0.01%
1,324,935	Nextwave Wireless Inc. (a)	211,990

	COMPUTER HARDWARE — 0.85%
1,592,500	Sun Microsystems Inc. (a)	11,657,100

	DIVERSIFIED BANKS — 1.00%
1,263,717	Banco Itau Holdings Financeria SA (b)	13,749,240

	DIVERSIFIED CHEMICALS — 0.93%
4,072,206	Huntsman Corporation	12,746,005

	DIVERSIFIED METALS & MINING — 1.34%
233,968	Compass Minerals International Inc. (d)	13,188,776
13,355,385	OZ Minerals Ltd.	5,154,117
		18,342,893

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2009
(Unaudited)

Shares		Value

	FERTILIZERS & AGRICULTURAL CHEMICALS — 2.54%
489,600	CF Industries Holdings Inc. (d)	$34,825,248

	HIGHWAY & RAILTRACKS — 0.40%
85,744	Société des Autoroutes PRR	5,467,010

	HOME ENTERTAINMENT SOFTWARE — 0.16%
266,078	Take-Two Interactive Software, Inc.	2,221,751

	INDEPENDENT POWER PRODUCERS &
	ENERGY TRADERS — 2.40%
793,750	Constellation Energy Group Inc.	16,398,875
941,118	NRG Energy Inc. (a)	16,563,677
		32,962,552
	INTEGRATED OIL & GAS — 1.99%
185,510	Origin Energy Limited	1,909,123
737,000	Petro-Canada	19,589,460
261,600	Suncor Energy, Inc.	5,810,136
		27,308,719
	INTEGRATED TELECOMMUNICATION SERVICES — 5.50%
1,844,500	Embarq Corporation (c)	69,814,325
11,072,900	PCCW Ltd.	5,686,030
		75,500,355
	INTERNET SOFTWARE & SERVICES — 1.35%
1,445,800	Yahoo! Inc. (a)	18,520,698

	INVESTMENT BANKING & BROKERAGE — 0.77%
1,225,500	thinkorswim Group Inc. (a)(e)	10,588,320

	OIL & GAS EXPLORATION & PRODUCTION — 0.62%
4,826,600	UTS Energy Corp. (a)	6,507,947
291,900	Verenex Energy Inc. (a)	2,067,471
		8,575,418
	OIL & GAS STORAGE & TRANSPORTATION — 0.10%
76,800	Magellan Midstream Holdings LP	1,344,000

	PHARMACEUTICALS — 11.19%
671,100	Elan Corporation plc — ADR (a)(c)	4,456,104
2,189,726	Schering Plough Corp. (b)	51,568,047
2,270,953	Wyeth (b)	97,741,817
		153,765,968

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2009
(Unaudited)

Shares		Value

	SPECIALITY CHEMICALS — 4.38%
763,470	Rohm and Haas Company (b)	$60,191,975

	WIRELESS TELECOMMUNICATION SERVICES — 1.31%
2,175,400	Centennial Communications Corp. (a) (b)	17,968,804

	TOTAL COMMON STOCKS
	(Cost $642,609,817)	637,872,601

PREFERRED STOCKS — 2.79%
1,762,882	Citigroup Inc. Preferred Series AA	26,936,837
749,887	Citigroup Inc. Preferred Series F	11,420,779

	TOTAL PREFERRED STOCKS
	(Cost $21,790,632)	38,357,616

CONVERTIBLE PREFERRED STOCKS — 0.40%
18,230	SLM Corporation Series C (a) (f)	5,500,903

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $20,805,957)	5,500,903

MUTUAL FUNDS — 0.50%
178,650	Eaton Vance Floating-Rate Income Trust	1,475,649
57,100	iShares iBoxx Investment Grade Corporate Bond Fund	5,374,252

	TOTAL MUTUAL FUNDS
	(Cost $6,966,353)	6,849,901

Contracts (100 shares per contract)

PURCHASED PUT OPTIONS — 0.94%
	Citigroup Inc.
5,145	Expiration: June, 2009, Exercise Price: $5.00	1,517,775
	Energy Select Sector SPDR Fund
329	Expiration: April, 2009, Exercise Price: $49.00	217,962
	Healthcare Select Sector SPDR Fund
1,417	Expiration: June, 2009, Exercise Price: $25.00	269,230
711	Expiration: June, 2009, Exercise Price: $29.00	348,390
	iShares Nasdaq Biotech
769	Expiration: April, 2009, Exercise Price: $70.00	346,050
	Materials Select Sector SPDR Fund
998	Expiration: April, 2009, Exercise Price: $21.00	39,920
1,656	Expiration: June, 2009, Exercise Price: $25.00	612,720

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2009
(Unaudited)

Contracts (100 shares per contract)		Value

PURCHASED PUT OPTIONS — 0.94% (continued)
	Rohm and Haas Company
7,360	Expiration: April, 2009, Exercise Price: $55.00	$18,400
	SPDR Trust Series 1
11,400	Expiration: April, 2009, Exercise Price: $80.00	2,861,400
5,700	Expiration: June, 2009, Exercise Price: $75.00	2,508,000
5,700	Expiration: June, 2009, Exercise Price: $80.00	3,705,000
	Technology Select Sector SPDR Fund
722	Expiration: May, 2009, Exercise Price: $17.00	122,740
	Utilities Select Sector SPDR Fund
1,340	Expiration: June, 2009, Exercise Price: $27.00	321,600

	TOTAL PURCHASED PUT OPTIONS
	(Cost $22,162,307)	12,889,187

Principal Amount

ESCROW NOTES — 0.14%
$4,472,698	Price Communications Liquidating Trust (a)(f)	1,923,260

	TOTAL ESCROW NOTES
	(Cost $1,923,260)	1,923,260

CORPORATE BONDS — 0.10%
	International Lease Finance Corp.
1,311,000	3.500%, 04/01/2009	1,311,000

	TOTAL CORPORATE BONDS
	(Cost $1,311,000)	1,311,000

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2009
(Unaudited)

Shares		Value

SHORT-TERM INVESTMENTS — 40.31%

	MONEY MARKETS — 40.31%
75,000,000	BlackRock Liquidity Funds RedFund Portfolio (c)	$75,000,000
75,000,000	Dreyfus Cash Management (c)	75,000,000
43,294,950	Evergreen Prime Cash Management Money Market Fund (d)	43,294,950
75,000,000	Fidelity Institutional Government Portfolio (c)	75,000,000
75,000,000	Fidelity Institutional Prime Money Market Portfolio (c)	75,000,000
75,000,000	First American Government Obligations Fund (e)	75,000,000
75,000,000	First American Prime Obligations Fund (e)	75,000,000
60,401,413	First American Treasury Obligations Fund (d)	60,401,413
		553,696,363
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $553,696,363)	553,696,363

	TOTAL INVESTMENTS
	(Cost $1,271,265,689) — 91.62%	$1,258,400,831

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open securities sold short.
(c)	All or a portion of the shares have been committed as collateral for written option contracts.
(d)	All or a portion of the shares have been committed as collateral for swap contracts.
(e)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(f)	Fair-valued security.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2009
(Unaudited)

Shares		Value
127,600	Agrium Inc.	$4,566,804
1,263,611	Banco Itau Holdings Financeria SA	13,748,088
2,527,282	CenturyTel, Inc.	71,067,170
15,487,361	Citigroup Inc.	39,183,023
895,300	Comcast Corporation Class A	12,211,892
56,700	DirecTV Group Inc.	1,292,193
241,326	Exelon Corporation	10,953,787
166,350	iShares CDN S&P/TSX Capped Energy Index	1,783,829
48,574	Magellan Midstream Partners LP	1,426,618
1,262,035	Merck & Co. Inc.	33,759,436
2,236,546	Pfizer Inc.	30,461,757
401,890	SLM Corporation	1,989,356
152,101	Suncor Energy, Inc.	3,378,163
487,964	TD Ameritrade Holding Corporation	6,738,783
855,036	Thomson Reuters Corporation	21,932,015
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $243,503,294)	$254,492,914

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2009
(Unaudited)

Contracts (100 shares per contract)		Value

CALL OPTIONS
	Axsys Technologies, Inc.
2,018	Expiration: April, 2009, Exercise Price: $35.00	$1,584,130
	Citigroup Inc.
5,145	Expiration: June, 2009, Exercise Price: $5.00	82,320
	CF Industries Holdings Inc.
3,620	Expiration: April, 2009, Exercise Price: $65.00	2,534,000
	Compass Minerals International Inc.
1,951	Expiration: April, 2009, Exercise Price: $50.00	1,414,475
	CV Therapeutics
765	Expiration: April, 2009, Exercise Price: $15.00	374,850
1,684	Expiration: April, 2009, Exercise Price: $20.00	8,420
	Elan Corporation plc
3,676	Expiration: April, 2009, Exercise Price: $7.00	165,420
	Petro-Canada
5,711	Expiration: April, 2009, Exercise Price: $25.00	1,427,750
	SPDR Trust Series 1
8,550	Expiration: June, 2009, Exercise Price: $83.00	3,676,500
8,550	Expiration: June, 2009, Exercise Price: $85.00	2,971,125
	Suncor Energy, Inc.
2,406	Expiration: April, 2009, Exercise Price: $20.00	679,695
	Yahoo! Inc.
14,458	Expiration: April, 2009, Exercise Price: $12.00	1,633,754
		16,552,439
PUT OPTIONS
	Rohm and Haas Company
7,360	Expiration: April, 2009, Exercise Price: $40.00	18,400
	SPDR Trust Series 1
8,550	Expiration: June, 2009, Exercise Price: $65.00	1,521,900
8,550	Expiration: June, 2009, Exercise Price: $70.00	2,449,575
		3,989,875
	TOTAL OPTIONS WRITTEN
	(Premiums received $24,391,768)	$20,542,314

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2009
(Unaudited)

ASSETS:
Investments, at value (Cost $1,271,265,689)		$1,258,400,831
Deposits at brokers for securities sold short		160,811,775
Receivable from brokers for proceeds on securities sold short		235,553,797
Receivable for investments sold		122,708,946
Receivable for written option contracts		5,603,853
Receivable for swap contracts		5,068,235
Receivable for fund shares issued		7,938,940
Dividends and interest receivable		1,030,457
Prepaid expenses		167,181
Total Assets		1,797,284,015
LIABILITIES:
Securities sold short, at value (proceeds of $243,503,294)	$254,492,914
Options written, at value (premiums received $24,391,768)	20,542,314
Payable to custodian	80,539,827
Payable for forward currency exchange contracts	3,838,170
Payable for swap contracts	10,668,857
Payable for investments purchased	48,922,723
Payable for fund shares redeemed	1,733,532
Investment advisory fee payable	1,123,442
Distribution fees payable	1,016,471
Accrued expenses and other liabilities	936,158
Total Liabilities		423,814,408
NET ASSETS		$1,373,469,607
NET ASSETS Consist Of:
Accumulated undistributed net investment loss		$(24,597,423)
Accumulated undistributed net realized loss on investments,
securities sold short, written option contracts expired or closed, swap contracts, foreign currency translation and
forward currency exchange contracts		(66,936,699)
Net unrealized appreciation (depreciation) on:
Investments	(12,864,858)
Securities sold short	(10,989,620)
Written option contracts	3,849,454
Swap contracts	(5,600,622)
Foreign currency translations	2,591
Forward currency exchange contracts	(3,845,417)
Net unrealized depreciation		(29,448,472)
Paid-in capital		1,494,452,201
Total Net Assets		$1,373,469,607
NET ASSET VALUE and offering price per share*
($1,373,469,607 / 93,552,169 shares of beneficial interest outstanding)		$14.68

*	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2009
(Unaudited)

INVESTMENT INCOME:
Interest		$1,450,375
Dividend income on long positions
(net of foreign withholding taxes of $144,382)		9,618,120
Total investment income		11,068,495
EXPENSES:
Investment advisory fee	$6,528,143
Distribution fees	1,632,036
Transfer agent and shareholder servicing agent fees	879,254
Federal and state registration fees	49,096
Professional fees	159,662
Trustees’ fees and expenses	65,630
Custody fees	55,659
Administration fee	280,897
Fund accounting expense	90,842
Reports to shareholders	155,472
Miscellaneous expenses	94,999
Borrowing expense on securities sold short	4,452,771
Dividends on securities sold sort
(net of foreign withholding taxes of $97,896)	5,099,685
Total expenses		19,544,146
NET INVESTMENT LOSS		(8,475,651)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(50,321,014)
Securities sold short	46,760,277
Written option contracts expired or closed	27,564,038
Swap contracts	(34,788,325)
Foreign currency translations	(88,541)
Forward currency exchange contracts	49,915,498
Net realized gain		39,041,933
Change in unrealized appreciation / depreciation on:
Investments	40,933,495
Securities sold short	(50,446,222)
Written option contracts	1,713,133
Swap contracts	10,281,204
Foreign currency translations	11,247
Forward currency exchange contracts	(14,571,671)
Net unrealized loss		(12,078,814)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS		26,963,119
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$18,487,468

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended March 31, 2009
(Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$18,487,468
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Net realized (gain) loss on:
Investments	50,321,014
Securities sold short	(46,760,277)
Written option contracts expired or closed	(27,564,038)
Change in unrealized appreciation on investments,
securities sold short, and written option contracts	7,799,595
Amortization and accretion of premium and discount	(335,066)
Changes in assets and liabilities:
Deposits at brokers for securities sold short	(128,010,000)
Receivable from brokers for proceeds on securities sold short	(57,053,478)
Receivable for investments sold	(76,670,348)
Receivable for written option contracts	(4,178,890)
Receivable for swap contracts	11,631,143
Dividends and interest receivable	3,210,489
Prepaid expenses	(94,682)
Payable for forward currency exchange contracts	14,564,424
Payable for swap contracts	(24,158,852)
Payable for investments purchased	(33,574,624)
Investment advisory fees payable	(38,762)
Distribution fees payable	198,659
Accrued expenses and other liabilities	(55,380)
Purchases of investments	(5,344,777,843)
Proceeds from sale of investments	5,375,586,587
Proceeds from securities sold short	407,965,723
Cover of securities sold short	(294,611,499)
Premiums received on written option contracts	92,999,020
Written option contracts closed or exercised	(46,550,730)
NET CASH PROVIDED BY OPERATING ACTIVITIES	(101,670,347)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	516,394,919
Change in receivable for fund shares issued	(1,642,309)
Payment on shares redeemed less redemption fees	(574,351,036)
Change in payable for fund shares redeemed	(2,417,318)
Cash distributions paid	(1,227,010)
NET CASH USED BY FINANCING ACTIVITIES	(63,242,754)
NET CHANGE IN CASH FOR THE PERIOD	(164,913,101)
CASH, BEGINNING OF PERIOD	84,373,274
CASH, END OF PERIOD	$(80,539,827)
SUPPLEMENTAL INFORMATION:
Noncash financing activities consisting of reinvestments of distributions	$30,107,517

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	(Unaudited)
Net investment loss	$(8,475,651)	$(1,342,216)
Net realized gain (loss) on investments,
securities sold short, written option contracts expired or
closed, swap contracts, foreign currency translations
and forward currency exchange contracts	39,041,933	(65,919,903)
Change in unrealized depreciation on investments,
securities sold short, written option contracts,
swap contracts, foreign currency translations
and forward currency exchange contracts	(12,078,814)	(12,525,263)
Net increase (decrease) in net assets
resulting from operations	18,487,468	(79,787,382)
Distributions to shareholders from:
Net investment income	(26,510,459)	(37,192,512)
Net realized gains	(4,824,068)	(69,027,693)
Total dividends and distributions	(31,334,527)	(106,220,205)
Net decrease in net assets from
capital share transactions (Note 4)	(27,848,600)	(221,541,544)
Net decrease in net assets	(40,695,659)	(407,549,131)

NET ASSETS:
Beginning of period	1,414,165,266	1,821,714,397
End of period (including accumulated undistributed
net investment income (loss) of ($24,579,423)
and $10,388,687, respectively)	$1,373,469,607	$1,414,165,266

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

	Six Months		Year		Year		Year	Year		Year
	Ended		Ended		Ended		Ended	Ended		Ended
	March 31,		Sept. 30,		Sept. 30,		Sept. 30,	Sept. 30,		Sept. 30,
	2009		2008		2007		2006	2005		2004
	(Unaudited)

Net Asset Value, beginning of period	$14.79		$16.55		$15.95		$15.78	$15.10		$14.84

Income from investment operations:
Net investment income (loss)(1)	(0.07	)(2)	0.00	(2)(5)	0.13	(2)	0.06 (2)	(0.06	)(2)	(0.08	)(3)
Net realized and unrealized
gain (loss) on investments	0.32		(0.70)		1.13		0.99	0.94		0.38
Total from investment operations	0.25		(0.70)		1.26		1.05	0.88		0.30
Redemption fees	0.00	(5)	0.00	(5)	0.00	(5)	0.00 (5)	0.00	(5)	0.00	(5)

Less distributions:
Dividends from net investment income	(0.30)		(0.37)		(0.11)		(0.01)	0.00	(5)	(0.04)
Distributions from net realized gains	(0.06)		(0.69)		(0.55)		(0.87)	(0.20)		—
Total distributions	(0.36)		(1.06)		(0.66)		(0.88)	(0.20)		(0.04)
Net Asset Value, end of period	$14.68		$14.79		$16.55		$15.95	$15.78		$15.10

Total Return	1.76	%(7)	(4.32)%		8.15%		7.10%	5.88%		1.99%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$1,373,470		$1,414,165		$1,821,714		$1,563,045	$1,484,675		$1,681,281
Ratio of operating expenses
to average net assets	2.99	%(8)	1.66%		2.16%		2.08%	1.77%		1.87%
Ratio of interest expense, borrowing
expense on securities sold short and
dividends on securities sold short to
average net assets	1.46	%(8)	0.19%		0.76%		0.71%	0.41%		0.50%
Ratio of operating expense to
average net assets excluding interest
expense, borrowing expense on
securities sold short and dividends
on securities sold short
Before expense waiver	1.53	%(8)	1.48%		1.41%		1.37%	1.36%		1.37%
After expense waiver	1.53	%(8)	1.47%		1.40	%(6)	1.37%	1.36%		1.37%
Ratio of net investment income
to average net assets	(1.30	)%(8)	(0.09)%		0.83%		0.43%	(0.35)%		(0.68)%
Portfolio turnover rate(4)	178.17%		300.24%		334.87%		369.47%	312.04%		256.88%

Footnotes To Financial Highlights On Following Page

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS (continued)

(1)
Net investment income before interest expense, borrowing expense on securities sold short and dividends on securities sold short for the six months ended March 31, 2009 and for the years ended September 30, 2008, 2007, 2006, 2005 and 2004 was $0.01, $0.02, $0.26, $0.18, $0.01 and $0.00, respectively.

(2)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment (loss) per share represents net investment (loss) for the respective period divided by the monthly average shares of beneficial interest outstanding throughout the period.
(4)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.
(5)	Amount less than $0.005 per share.
(6)	The Fund incurred proxy expenses of approximately $525,000 in 2007 related to shareholder approval of changes in the Fund’s fundamental investment policies and the election of trustees.
(7)	Not annualized.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2009 (Unaudited)

Note 1 — ORGANIZATION

The Merger Fund (the “Fund”) is a no-load, open-end, non-diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, the Fund’s fundamental policies were amended to permit the Fund to engage exclusively in merger arbitrage. At the same time, Westchester Capital Management, Inc. became the Fund’s investment adviser, and the Fund began to do business as The Merger Fund. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A.	Investment Valuation

Securities listed on the NASDAQ Global Market and the NASDAQ Global Select Market are valued at the NASDAQ Official Closing Price (“NOCP”).  Other listed securities are valued at the last reported sales price on the exchange on which such securities are primarily traded or, in the case of options, at the last sale price. Securities not listed on an exchange and securities for which there are no transactions are valued at the average of the closing bid and asked prices.  When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used.  Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The Adviser (as defined herein) reserves the right to value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices when such prices are believed unrepresentative of fair market value as determined in good faith by the Adviser.  When fair-valued pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. At March 31, 2009, fair-valued long securities represented 0.59% of investments, at value.  Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2009 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Fund adopted SFAS No. 157 effective October 1, 2008. A summary of the fair value hierarchy under SFAS No. 157 is described below.

SFAS No. 157 — Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities (long and short), preferred stocks, options (purchased and written) and mutual funds.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within level 2. These include corporate bonds, equity swap contracts and forward currency exchange contracts.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include convertible preferred stocks and escrow notes that are fair valued by the Fund.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2009. These assets and liabilities are measured on a recurring basis.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2009 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009.

		Securities Sold
	Investments	Short and Written	Other Financial
Description	in Securities	Option Contracts	Instruments*
Level 1 – Quoted prices	$1,249,665,668	$275,035,228	$—
Level 2 – Other significant observable inputs	1,311,000	—	(9,446,039)
Level 3 – Significant unobservable inputs	7,424,163	—	—
Total	$1,258,400,831	$275,035,228	$(9,446,039)

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as equity swap contracts and forward currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.  Other financial instruments include unrealized depreciation of $5,600,622 for equity swap contracts and $3,845,417 for forward currency exchange contracts.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
in Securities
Balance as of 9/30/08	$13,746,820
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(6,317,971)
Net purchases (sales)	(4,686)
Transfers in and/or out of Level 3	—
Balance as of 3/31/2009	$7,424,163

B.	Securities Sold Short

The Fund may sell securities or currencies short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities.

The Fund is liable for any dividends payable on securities while those securities are sold short. As collateral for its securities sold short, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.	Transactions with Brokers for Securities Sold Short

The Fund’s receivable from brokers for proceeds on securities sold short and deposit at brokers for securities sold short are with three major securities dealers.  The Fund does not require the brokers to maintain collateral in support of the receivable from the broker for proceeds on securities sold short.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2009 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D.	Federal Income Taxes

No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

Effective October 1, 2007, the Fund adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.”  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions.  Open tax years are those that are open for examination by taxing authorities.  Major jurisdictions for the Fund include Federal and New York State.  As of March 31, 2009, open Federal and New York tax years include the tax years ended September 30, 2006 through 2008.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken for the six months ended March 31, 2009.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.	Written Option Contracts

The Fund writes (sells) covered call options to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract written is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2009 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

F.	Purchased Options

The Fund purchases put options to hedge portfolio investments. Call options may be purchased only for the purpose of closing out previously written covered call options. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract purchased is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

G.	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

H.	Distributions to Shareholders

Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at September 30, 2008. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes. At September 30, 2008, the Fund increased accumulated undistributed net investment income by $26,555,172, reduced accumulated undistributed net realized loss by $26,555,173, and increased paid-in capital by $1. The Fund may utilize earnings and profits deemed distributed to shareholders on redemptions of shares as part of the dividends-paid deduction.

I.	Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2009 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

J.	Foreign Securities

Investing in securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These risks include revaluation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

K.	Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.  However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

L.	When-Issued Securities

The Fund may sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short-sale positions. The Fund segregates and maintains at all times cash, cash equivalents or other liquid securities in an amount at least equal to the market value for when-issued securities.

M.	Cash Equivalents

The Fund considers highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents.  Cash equivalents are included in short-term investments on the Schedule of Investments as well as in the investments on the Statement of Assets and Liabilities.

N.	Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2009 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

O.	Other

Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the interest method. Expenses include $4,452,771 of borrowing expense on securities sold short. The Fund may utilize derivative instruments such as options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

Note 3 — AGREEMENTS

The Fund’s investment adviser is Westchester Capital Management, Inc. (the “Adviser”) pursuant to an investment advisory agreement dated January 31, 1989. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund’s average daily net assets. Effective August 1, 2004, the Adviser agreed to voluntarily waive 0.10% of its fee at net asset levels between $1.5 billion through $2 billion.  When net assets of the Fund exceed $2 billion, the Adviser has agreed to voluntarily waive 0.20% of its fee.  Investment advisory fees voluntarily waived by the Adviser for the six months ended March 31, 2009 were $0.  Certain officers of the Fund are also officers of the Adviser.

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, dividend paying agent and shareholder servicing agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

Distribution services are performed pursuant to distribution contracts with broker-dealers and other qualified institutions.

Note 4 — SHARES OF BENEFICIAL INTEREST

The Board of Trustees has the authority to issue an unlimited amount of shares of beneficial interest without par value.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2009 (Unaudited)

Note 4 — SHARES OF BENEFICIAL INTEREST (continued)

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	March 31, 2009		September 30, 2008
	Shares	Amount	Shares	Amount
Issued	35,603,454	$516,394,919	36,375,889	$549,303,182
Issued as reinvestment
of dividends	2,123,238	30,107,517	6,857,369	102,723,394
Redemption fee	—	361,188	—	294,852
Redeemed	(39,789,935)	(574,712,224)	(57,699,720)	(873,862,972)
Net decrease	(2,063,243)	$(27,848,600)	(14,466,462)	$(221,541,544)

Note 5 — INVESTMENT TRANSACTIONS

Purchases and sales of securities for the six months ended March 31, 2009 (excluding short-term investments, options and short positions) aggregated $1,334,701,963 and $1,547,720,171, respectively. There were no purchases or sales of U.S. Government securities.

At September 30, 2008, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments	$1,384,428,801
Gross unrealized appreciation	21,989,306
Gross unrealized depreciation	(108,156,079)
Net unrealized depreciation	$(86,116,773)
Undistributed ordinary income	$10,054,185
Undistributed long-term capital gain	—
Total distributable earnings	$10,054,185
Other accumulated losses	(32,022,947)
Total accumulated losses	$(108,135,535)

The tax components of dividends paid during the six months ended March 31, 2009 and the fiscal year ended September 30, 2008 were as follows:

	2009	2008
Ordinary Income	$26,510,459	$106,220,205
Long-Term Capital Gains	4,824,068	—
Total Distributions Paid	$31,334,527	$106,220,205

The Fund incurred a post-October capital loss of $63,905,997, which is deferred for tax purposes until the next fiscal year.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2009 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS (continued)

For the fiscal year ended September 30, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the fiscal year ended September 30, 2008 was 40.56% for the Fund (unaudited).

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended September 30, 2008 was 34.50% for the Fund (unaudited).

Note 6 — WRITTEN OPTION CONTRACTS

The premium amount and the number of option contracts written during the six months ended March 31, 2009 were as follows:

	Premium Amount	Number of Contracts
Options outstanding at September 30, 2008	$5,507,516	17,246
Options written	92,999,020	344,328
Options closed	(36,751,108)	(148,147)
Options exercised	(19,883,040)	(57,672)
Options expired	(17,480,620)	(72,761)
Options outstanding at March 31, 2009	$24,391,768	82,994

Note 7 — DISTRIBUTION PLAN

The Fund has adopted an Amended and Restated Plan of Distribution (the “Plan”) dated July 19, 2005, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will compensate broker-dealers or qualified institutions with whom the Fund has entered into a contract to distribute Fund shares (“Dealers”). Under the Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund, which may be payable as a service fee for providing recordkeeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended March 31, 2009, the Fund incurred $1,632,036 pursuant to the Plan.

The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of the Fund’s outstanding shares.

Note 8 — CREDIT FACILITY

Custodial Trust Company has made available to the Fund a $400 million credit facility (subject to increase under certain conditions) pursuant to a Loan and Security Agreement (“Agreement”) dated March 18, 1992 (subsequently amended) for the purpose of purchasing portfolio securities.  The Agreement can be terminated by either the Fund or Custodial Trust Company with three months’ prior notice.  The Agreement was assigned to JPMorgan Chase Bank, N.A. effective as of December 10,

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2009 (Unaudited)

Note 8 — CREDIT FACILITY (continued)

2008.  Any drawdowns are solely at the discretion of JPMorgan Chase Bank, N.A.  For the period October 1, 2008 to March 31, 2009, the interest rate on the outstanding principal amount was the Federal Funds Rate plus 0.75%.  Advances are collateralized by securities owned by the Fund and held separately in a special custody account pursuant to a Special Custody Agreement dated March 31, 1994.  As collateral for the loan, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  The assets are required to be adjusted daily to reflect changes in the amount of the loan outstanding.  During the six months ended March 31, 2009, the Fund did not make any drawdowns under this credit facility, and will not make any future drawdowns under this credit facility.

Note 9 — FORWARD CURRENCY EXCHANGE CONTRACTS

At March 31, 2009, the Fund had entered into “position hedge” forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. The net unrealized depreciation of $3,845,417 is included in the unrealized appreciation (depreciation) section of the Statement of Assets and Liabilities. The terms of the open contracts are as follows:

Settlement	Currency to		U.S. $ Value at	Currency to	U.S. $ Value at
Date	be Delivered		March 31, 2009	be Received	March 31, 2009
5/22/09	3,898,115	Australian Dollars	$1,981,755	U.S. Dollars	$2,004,484
6/19/09	11,018,195	Australian Dollars	7,617,988	U.S. Dollars	7,078,848
4/30/09	11,542,600	Canadian Dollars	9,157,959	U.S. Dollars	9,270,108
6/2/09	2,908,000	Canadian Dollars	2,308,488	U.S. Dollars	2,276,801
4/29/09	36,654,875	Euros	48,688,568	U.S. Dollars	46,478,381
5/15/09	22,500,359	Euros	29,888,695	U.S. Dollars	28,708,066
6/26/09	6,529,990	Euros	8,675,457	U.S. Dollars	8,822,980
6/29/09	14,910	Euros	19,809	U.S. Dollars	18,682
4/14/09	49,828,050	Hong Kong Dollars	6,429,742	U.S. Dollars	6,429,426
4/30/09	73,890,600	Swiss Francs	64,981,048	U.S. Dollars	64,816,316
			$179,749,509		$175,904,092

Note 10 — SWAP CONTRACTS

Equity Swap Contracts
The Fund has entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 25 to 100 basis points.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2009 (Unaudited)

Note 10 — SWAP CONTRACTS (continued)

The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. At March 31, 2009, the Fund had the following open equity swap contracts:

Termination			Unrealized Appreciation
Date	Security	Shares	(Depreciation)	Counterparty
4/15/2009	CIBA Holding AG	1,477,812	$3,331,714	JPMorgan Chase & Co. Inc.
12/31/2009	Société des Autoroutes PRR	299,788	(4,390,699)	JPMorgan Chase & Co. Inc.
12/31/2009	Thomson Reuters plc	862,036	(6,278,158)	JPMorgan Chase & Co. Inc.
4/21/2009	Union Fenosa, S.A.	2,030,741	1,736,521	JPMorgan Chase & Co. Inc.
			$(5,600,622)

Credit Default Swap Contracts

The Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues, on its obligation.  The Fund may use the swaps as part of a merger arbitrage strategy involving pending corporate reorganizations. The Fund may purchase credit protection on the referenced entity of the credit default swap (‘‘Buy Contract’’) or provide credit protection on the referenced entity of the credit default swap (‘‘Sale Contract’’).

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. The Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of the swap contract counterparty.  At March 31, 2009, the Fund did not have any open credit default swap contracts.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2009 (Unaudited)

Note 11 — NEW ACCOUNTING STANDARDS

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: (i) how and why a fund uses derivative instruments, (ii) how derivative instruments and related hedge items are accounted for, and (iii) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows.  SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  As of March 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional disclosures in the notes to the financial statements may be required about the use of derivative instruments and hedge items.

The Merger Fund
APPROVAL OF ADVISORY CONTRACT

On January 17, 2009, at a meeting called for the purpose of voting on such approval, the Board of Trustees, including all of the Trustees who are not parties to the Advisory Contract or interested persons of any such party (the non-interested Trustees), approved the continuance of the Advisory Contract for the Fund. In so doing, the Board studied materials specifically relating to the Advisory Contract provided by the Adviser, counsel to the non-interested Trustees and counsel to the Fund. The Board considered a variety of factors, including the following:

The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Fund pursuant to the Advisory Contract, including the Adviser’s competence and integrity; research capabilities; implementation and enforcement of compliance procedures and financial-reporting controls; and adherence to the Fund’s investment objectives, policies and restrictions. The Board also reviewed the Adviser’s methodology, research and analysis that it employs in selecting investments for the Fund. The Board considered the non-traditional nature of the Fund’s investment approach, the specialized expertise and experience of the Fund’s portfolio managers and the difficulty, were it warranted, of selecting an alternative adviser. The Board concluded that the Adviser fulfilled all of the foregoing factors and responsibilities in accordance with its obligations under the Advisory Contract.

The Board also evaluated the investment performance of the Fund relative to the S&P 500 Index over the last year, three years, five years and ten years, and relative to the performance of alternative-investment mutual funds, including those that engage in merger arbitrage.

Additionally, the Board reviewed information on the fee structure of the Advisory Contract, including the costs of the services to be provided and the profits to be realized by the Adviser and its affiliate from their relationship with the Fund, as evidenced by the Adviser’s profitability analysis. The profitability analysis consisted of income and expenses by category for calendar years 2008 and 2007, less expenses allocated to other funds managed by the Adviser’s affiliate, adjusted total expenses, net income, pre-tax profit margin and pre-tax profit margin before payments to fund supermarkets. The Board also reviewed comparisons of the rates of compensation paid to managers of funds in its peer group, Lipper data relating to average expenses and advisory fees for comparable funds and the benefit to the Adviser of the Fund’s soft-dollar arrangements. Based on the information provided, the Board determined that the Fund’s fee structure is competitive with funds with similar investment goals and strategies.

The Board considered the Fund’s total expense ratio, contractual investment advisory fees, 12b-1 distribution expense and service-provider fee ratio (in the aggregate and separately by fund administration, custodian, fund accounting and transfer agent fee ratios) compared to the industry average by quartile, within the appropriate Lipper benchmark category and Lipper category range. The Board also considered the amount and nature of fees paid by shareholders. The Board considered the fact that the Adviser has agreed to waive a portion of its fees and noted that the fee waiver could be discontinued at any time after January 31, 2010.

The Adviser provided information on peer-group comparisons consisting of alternative-investment mutual funds, including those that engage in merger arbitrage. The materials compared each fund’s investment strategies; management fee; expense ratio; total assets; whether a fund has a breakpoint,

The Merger Fund
APPROVAL OF ADVISORY CONTRACT (continued)

charges a sales load and is open to new investors; returns for the one year, three years, five years and ten years ended December 31, 2008; and risk as measured by beta and standard deviation. It was noted that the Fund’s management fees and expense ratio are within the average range compared to its peer funds.

The Board considered the extent to which economies of scale would be realized with respect to operational costs as the Fund grows in the number of shareholders and assets under management, the existence of breakpoints previously established by the Adviser, and whether fee levels to be charged by the Adviser reflect these economies of scale for the benefit of Fund investors and are fair under the circumstances, which the Board, including all of the non-interested Trustees, believed to be the case.

Based on its evaluation, in consultation with independent counsel, of all material aspects of the Advisory Contract, including the foregoing factors and the Fund’s investment performance, and such other information believed to be reasonably necessary to evaluate the terms of the Advisory Contract, the Board, including all of the non-interested Trustees voting separately, concluded that the continuation of the Advisory Contract would be in the best interest of the Fund’s shareholders, and determined that the compensation to the Adviser provided for in the Advisory Contract is fair and reasonable.

The Merger Fund
AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

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Investment Adviser
Westchester Capital Management, Inc.
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600
www.mergerfund.com

Administrator, Transfer Agent, Dividend Paying
Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Frederick W. Green
James P. Logan, III
Michael J. Downey
Barry Hamerling

Executive Officers
Frederick W. Green, President
Bonnie L. Smith, Vice President,
  Secretary and Treasurer
Roy Behren, Chief Compliance Officer

Counsel
Fulbright & Jaworski L.L.P.
666 Fifth Avenue
New York, NY  10103

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Milwaukee, WI  53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title)*_/s/ Frederick W. Green
Frederick W. Green, President

Date                      5/22/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Frederick W. Green
Frederick W. Green, President

Date   _5/22/09

By (Signature and Title)* _/s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date   _5/15/09

* Print the name and title of each signing officer under his or her signature.